Intangible assets	12 Months Ended
Jun. 30, 2018
Intangible assets.
Intangible assets

15 Intangible assets

	Goodwill £'000	Registrations £'000	Other £'000	Total £'000
At 1 July 2016
Cost	421,453	511,893	2,766	936,112
Accumulated amortization	—	(270,169)	(309)	(270,478)

Net book amount	421,453	241,724	2,457	665,634

Year ended 30 June 2017
Opening net book amount	421,453	241,724	2,457	665,634
Additions	—	205,091	3,853	208,944
Disposals	—	(37,353)	—	(37,353)
Amortization charge	—	(123,695)	(739)	(124,434)
Reversal of impairment (note 6)	—	4,753	—	4,753

Closing book amount	421,453	290,520	5,571	717,544

At 30 June 2017
Cost	421,453	645,433	6,619	1,073,505
Accumulated amortization	—	(354,913)	(1,048)	(355,961)

Net book amount	421,453	290,520	5,571	717,544

Year ended 30 June 2018
Opening net book amount	421,453	290,520	5,571	717,544
Additions	—	243,182	4,495	247,677
Disposals	—	(27,201)	—	(27,201)
Amortization charge	—	(136,993)	(1,387)	(138,380)

Closing book amount	421,453	369,508	8,679	799,640

At 30 June 2018
Cost	421,453	785,594	10,379	1,217,426
Accumulated amortization	—	(416,086)	(1,700)	(417,786)

Net book amount	421,453	369,508	8,679	799,640

Impairment tests for goodwill

        Goodwill arose largely in relation to the Group's acquisition of Manchester United Limited in 2005. Goodwill is not subject to amortization and is tested annually for impairment (normally at the end of the third fiscal quarter) or more frequently if events or changes in circumstances indicate a potential impairment.

        An impairment test has been performed on the carrying value of goodwill based on value-in-use calculations. The value-in-use calculations have used pre-tax cash flow projections based on the financial budgets approved by management covering a five-year period. The budgets are based on past experience in respect of revenues, variable and fixed costs, registrations and other capital expenditure and working capital assumptions. For each accounting period, cash flows beyond the five-year period are extrapolated using a terminal growth rate of 2.5% (2017: 2.5%), which does not exceed the long term average growth rate for the UK economy in which the cash generating unit operates.

        The other key assumptions used in the value in use calculations for each period are the pre-tax discount rate, which has been determined at 7.8% (2017: 8.6%) for each period, and certain assumptions around progression in domestic and UEFA competitions, and registrations capital expenditure.

        Management determined budgeted revenue growth based on historical performance and its expectations of market development. The discount rates are pre-tax and reflect the specific risks relating to the business.

        The following sensitivity analysis was performed:

•	increase the discount rate by 1%;
•	more prudent assumptions around qualification for UEFA competitions.

        In each of these scenarios the estimated recoverable amount substantially exceeds the carrying value for the cash generating unit and accordingly no impairment was identified.

        Having assessed the future anticipated cash flows, management believes that any reasonably possible changes in key assumptions would not result in an impairment of goodwill.

Registrations

        The unamortized balance of existing registrations as of 30 June 2018 was £369.5 million, of which £138.5 million is expected to be amortized in the year ended 30 June 2019. The remaining balance is expected to be amortized over the four years to 30 June 2023. This does not take into account player additions after 30 June 2018, which would have the effect of increasing the amortization expense in future periods, nor does it consider disposals subsequent to 30 June 2018, which would have the effect of decreasing future amortization charges. Furthermore, any contract renegotiations would also impact future charges.

Other intangible assets

        Other intangible assets comprise website, mobile applications and trademark registration costs. Other intangible assets include internally generated assets whose cost and accumulated amortization as of 30 June 2018 was £1,412,000 and £39,000 respectively (2017: £1,026,000 and £nil respectively).

        Capital commitments at the balance sheet date are disclosed in note 29.1.